Fair value measurement	12 Months Ended
Dec. 31, 2019
Fair value measurement [abstract]
Disclosure of fair value measurement
10.	Fair value measurement
The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities.
Fair value measurement hierarchy for assets as at December 31, 2019:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Assets measured at fair value:
Financial assets at fair value through profit or loss:
Investments in equity instruments	6,499	6,499	—	—
Convertible Bonds	3,690	—	—	3,690
Derivatives not designated as hedging instruments:
Currency swap	56	—	56	—
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	1,102	—	1,102	—
Interest rate swap deal	1,824	—	1,824	—
Equity instruments designated at fair value through OCI
Investment in other equity instruments	12,423	—	—	12,423
There were no transfers among Level 1, Level 2 and Level 3 during 2019.
Fair value measurement hierarchy for liabilities as at December 31, 2019:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Liabilities measured at fair value:
Financial liabilities at fair value through profit or loss:
Derivatives	639	—	639	—
Contingent consideration	36,808	—	—	36,808
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	442	—	442	—
There were no transfers among Level 1, Level 2 and Level 3 during 2019.

Fair value measurement hierarchy for assets as at December 31, 2018:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Assets measured at fair value:
Financial assets at fair value through profit or loss:
Investments in equity instruments	5,593	5,593	—	—
Derivatives not designated as hedging instruments:
Currency swap	73	—	73	—
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	580	—	580	—
Equity instruments designated at fair value through OCI
Investment in other equity instruments	7,931	—	—	7,931
There were no transfers among Level 1, Level 2 and Level 3 during 2018.
Fair value measurement hierarchy for liabilities as at December 31, 2018:

	Fair value measurement using
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	€	€	€	€
Liabilities measured at fair value:
Financial liabilities at fair value through profit or loss:
Derivatives	773	—	773	—
Contingent consideration	28,908	—	—	28,908
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	69	—	69	—
There were no transfers among Level 1, Level 2 and Level 3 during 2018.
Management has assessed that the fair values of cash and short-term deposits, trade receivables, trade payables, bank overdrafts, interest-bearing loans and borrowings and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.
Management has assessed that the fair value of the long-term interest-bearing loans is determined by using the DCF method and a discount rate that is equal to the effective interest borrowing rate. Management considered that the difference between the carrying amount and the fair value is insignificant.

The following methods and assumptions were used to estimate the fair values:

•	The fair values of the investments in equities are derived from the quoted market prices in active markets.

•	The fair values of other derivative financial instruments are derived from the quoted prices from the financial institutions with which the Group signed the related agreements.

•
The fair values of the contingent consideration have been estimated using a valuation technique including the DCF model to consider the time value of the contingent consideration from business combinations. When determining the intrinsic value of the contingent considerations, the valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate, credit risk and volatility. The probabilities of the various estimates within the range can be reasonably assessed and are used in management’s estimate of fair value of the contingent consideration.

Description of significant unobservable inputs to valuation
The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31, 2019 and 2018, are as shown below:

	Valuation technique	Significant unobservable inputs	Range (weighted average)	Sensitivity of the fair value to input
Contingent consideration — Omnigon Group*	DCF method	Discount rate	2018: 5.5%	2018: 5% increase (decrease) in the discount rate would result in an increase (decrease) in fair value by €2
Contingent consideration — Gsport	DCF method	Discount rate	2018: 12.0%	2018: 5% increase (decrease) in the discount rate would result in an increase (decrease) in fair value by €18
Contingent consideration — hundert24 GmbH	DCF method	Discount rate	2019: 12.00%	2019: 1% increase in the discount rate would result in a decrease in fair value by €42; 1% decrease in the discount rate would result in an increase in fair value by €43
Contingent consideration — Youthstream	DCF method	Discount rate	2019: 5.00%	2019: 1% increase in the discount rate would result in a decrease in fair value by €494; 1% decrease in the discount rate would result in an increase in fair value by €511

*	The c ontingent consideration — Omnigon Group has been settled as of December 31, 2019.